BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION
2.             BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). This basis of accounting differs from that used in the statutory financial statements of Hainan Jinpan and Jinpan China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to foreign investment enterprises as established by the Ministry of Finance of China.

The reporting currency of the Group is Renminbi (“RMB”), the national currency of China. Solely for the convenience of the reader, the asset and liability accounts have been translated into United States dollars (“US$”) using the People’s Bank of China’s rate of RMB 6.1190 to US$1, the prevailing rate on December 31, 2014 and equity accounts were translated using historical rates. Income statement accounts were translated using the average exchange rate of RMB 6.11 to US$1 for the year 2014. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at this rate or any other.